SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fixed Assets (Q1) (Details)	Mar. 31, 2024	Dec. 31, 2023
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Machine and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machine and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Website development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years